Regulatory Matters (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REGULATORY MATTERS [Abstract]
Undivided profits	$ 13,000	$ 9,900
Components of regulatory capital [Abstract]
Shareholders' equity	267,710	248,980	$ 250,902	$ 251,092	$ 250,371	$ 231,581
Add (deduct) [Abstract]
Accumulated other comprehensive (gain) loss for regulatory purposes	(3,657)	(9,108)		(6,036)
Intangible assets	(1,673)	(1,932)		(2,280)
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Amount	307,278	286,289		278,170
Minimum for Adequately Capitalized Institutions, Amount	$ 162,315	$ 144,413		$ 133,668
Actual, Ratio	15.14%	15.86%		16.65%
Minimum for Adequately Capitalized Institutions, Ratio	8.00%	8.00%		8.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 284,818	$ 265,405		$ 257,050
Minimum for Adequately Capitalized Institutions, Amount	$ 121,737	$ 108,309		$ 100,251
Actual, Ratio	14.04%	14.70%		15.38%
Minimum for Adequately Capitalized Institutions, Ratio	6.00%	6.00%		6.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 253,101	$ 238,996		$ 239,271
Minimum for Adequately Capitalized Institutions, Amount	$ 91,302	$ 81,232		$ 75,188
Actual, Ratio	12.47%	13.24%		14.32%
Minimum for Adequately Capitalized Institutions, Ratio	4.50%	4.50%		4.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital	$ 284,818	$ 265,405		$ 257,050
Minimum for Adequately Capitalized Institutions, Amount	$ 107,154	$ 101,112		$ 94,217
Actual, Ratio	10.63%	10.50%		10.91%
Minimum for Adequately Capitalized Institutions, Ratio	4.00%	4.00%		4.00%
Components of regulatory capital [Abstract]
Shareholders' equity	$ 267,710	$ 248,980		$ 251,092
Add (deduct) [Abstract]
Accumulated other comprehensive (gain) loss for regulatory purposes	(2,140)	3,310		238
Intangible assets	(1,338)	(1,159)		(912)
Disallowed deferred tax assets	(11,131)	(12,135)		(11,147)
Common equity tier 1 capital	253,101	238,996		239,271
Qualifying trust preferred securities	34,500	34,500		34,500
Disallowed deferred tax assets	(2,783)	(8,091)		(16,721)
Tier 1 capital	284,818	265,405		257,050
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	22,460	20,884		21,120
Actual, Amount	307,278	286,289		278,170
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Actual, Amount	281,228	270,855		261,894
Minimum for Adequately Capitalized Institutions, Amount	162,210	144,223		133,514
Minimum for Well Capitalized Institutions, Amount	$ 202,763	$ 180,279		$ 166,893
Actual, Ratio	13.87%	15.02%		15.69%
Minimum for Adequately Capitalized Institutions, Ratio	8.00%	8.00%		8.00%
Minimum for Well-Capitalized Institutions, Ratio	10.00%	10.00%		10.00%
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 258,768	$ 249,971		$ 240,867
Minimum for Adequately Capitalized Institutions, Amount	121,658	108,167		100,136
Minimum for Well-Capitalized Institutions, Amount	$ 162,210	$ 144,223		$ 133,514
Actual, Ratio	12.76%	13.87%		14.43%
Minimum for Adequately Capitalized Institutions, Ratio	6.00%	6.00%		6.00%
Minimum for Well Capitalized Institutions, Ratio	8.00%	8.00%		8.00%
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	$ 258,768	$ 249,971		$ 240,867
Minimum for Adequately Capitalized Institutions, Amount	91,243	81,126		75,102
Minimum for Well-Capitalized Institutions, Amount	$ 131,796	$ 117,181		$ 108,480
Actual, Ratio	12.76%	13.87%		14.43%
Minimum for Adequately Capitalized Institutions, Ratio	4.50%	4.50%		4.50%
Minimum for Well Capitalized Institutions, Ratio	6.50%	6.50%		6.50%
Tier 1 capital to average assets [Abstract]
Tier 1 capital	$ 258,768	$ 249,971		$ 240,867
Minimum for Adequately Capitalized Institutions, Amount	107,022	101,019		94,145
Minimum for Well-Capitalized Institutions, Amount	$ 133,778	$ 126,274		$ 117,682
Actual, Ratio	9.67%	9.90%		10.23%
Minimum for Adequately Capitalized Institutions, Ratio	4.00%	4.00%		4.00%
Minimum for Well-Capitalized Institutions, Ratio	5.00%	5.00%		5.00%
Components of regulatory capital [Abstract]
Shareholders' equity	$ 267,406	$ 258,814		$ 259,947
Add (deduct) [Abstract]
Accumulated other comprehensive (gain) loss for regulatory purposes	(2,140)	3,310		238
Intangible assets	(1,338)	(1,159)		(912)
Disallowed deferred tax assets	(5,160)	(10,994)		(18,406)
Common equity tier 1 capital	258,768	249,971		240,867
Qualifying trust preferred securities	0	0		0
Disallowed deferred tax assets	0	0		0
Tier 1 capital	258,768	249,971		240,867
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	22,460	20,884		21,027
Actual, Amount	$ 281,228	$ 270,855		$ 261,894